Balances and Transactions with Related Parties and Affiliated Companies - Balances (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Balances
Account receivable with related party transaction	$ 776	$ 820
Other receivables	114	190
Other payables	2,711	1,557
BBVA Bancomer, S.A de C.V. | Bank loans and notes payables
Balances
Account payables with related party transactions	2,317	1,847
BBVA Bancomer, S.A de C.V. | Cash and cash equivalent
Balances
Assets balance with related party transaction	3,891	8,076
Grupo Financiero Scotiabank Inverlat SA
Balances
Assets balance with related party transaction	2,350	6,585
Account payables with related party transactions	65	132
Heineken investment | Accounts payable
Balances
Account payables with related party transactions	3,214	3,144
Heineken investment | Accounts receivable and other financial assets
Balances
Assets balance with related party transaction	2,455	2,001
The Coca-Cola company | Bank loans and notes payables and accounts payable
Balances
Account payables with related party transactions	$ 1,248	$ 1,444